LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Loans Receivable, Recorded Investment	$ 183,789	$ 183,827
Commercial Real Estate [Member]
Loans Receivable, Recorded Investment	11,098	12,211
Commercial Real Estate [Member] | Pass [Member]
Loans Receivable, Recorded Investment	10,831	11,943
Commercial Real Estate [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	267	268
Commercial Real Estate [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Commercial Real Estate [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Commercial Real Estate [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member]
Loans Receivable, Recorded Investment	2,281	2,405
Loans On Deposits [Member] | Pass [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Loans On Deposits [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	2,281	2,405
Consumer and Other Loan [Member]
Loans Receivable, Recorded Investment	4,865	4,824
Consumer and Other Loan [Member] | Pass [Member]
Loans Receivable, Recorded Investment	0	0
Consumer and Other Loan [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Consumer and Other Loan [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Consumer and Other Loan [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Consumer and Other Loan [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	4,865	4,824
Residential Real Estate One To Four Family [Member]
Loans Receivable, Recorded Investment	149,086	158,821
Residential Real Estate One To Four Family [Member] | Pass [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	64	67
Residential Real Estate One To Four Family [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	3,057	2,180
Residential Real Estate One To Four Family [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	145,965	156,574
Residential Real Estate Multi Family [Member]
Loans Receivable, Recorded Investment	15,495	4,504
Residential Real Estate Multi Family [Member] | Pass [Member]
Loans Receivable, Recorded Investment	12,692	4,504
Residential Real Estate Multi Family [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	2,803	0
Residential Real Estate Multi Family [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member]
Loans Receivable, Recorded Investment	964	1,062
Residential Real Estate Construction [Member] | Pass [Member]
Loans Receivable, Recorded Investment	964	1,062
Residential Real Estate Construction [Member] | Special Mention [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Substandard [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Doubtful [Member]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Not Rated [Member]
Loans Receivable, Recorded Investment	$ 0	$ 0